Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Stock Option, USD $)	9 Months Ended
	Sep. 30, 2011 Year	Sep. 30, 2010 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 8.53	$ 9.15
Assumptions:
Expected volatility	45.00%	45.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate		1.70%
Expected life	5.00	4.05
Maximum
Assumptions:
Risk-free interest rate	2.30%
Minimum
Assumptions:
Risk-free interest rate	1.50%	1.70%